Expense Example - SEI QIM U.S. Equity Factor Allocation Active ETF - SEI QIM U.S. Equity Factor Allocation Active ETF	Mar. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97